Schedule IV - Reinsurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross amount, life insurance in force	$ 44,003	$ 48,943	$ 52,234
Ceded to other companies, life insurance in force	4,761	5,131	5,925
Assumed from other companies, life insurance in force	43,607	46,119	49,577
Net amount, life insurance in force	82,849	89,931	95,886
Net amount, insurance premiums and other considerations	$ 19,739	$ 58,202	$ 39,382
Percent of amount assumed to net, life insurance in force	52.63%	51.28%	51.70%
Insurance Premiums and Other Considerations
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross amount, insurance premiums and other considerations	$ 299,107	$ 321,132	$ 297,571
Ceded to other companies, insurance premiums and other considerations	49,184	20,468	7,160
Assumed from other companies, insurance premiums and other considerations	170	169	198
Net amount, insurance premiums and other considerations	$ 250,093	$ 300,833	$ 290,609
Percent of amount assumed to net, insurance premiums and other considerations	0.07%	0.06%	0.07%
Annuity Product Charges
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross amount, insurance premiums and other considerations	$ 279,447	$ 262,982	$ 258,248
Ceded to other companies, insurance premiums and other considerations	49,093	20,351	7,021
Assumed from other companies, insurance premiums and other considerations	0	0	0
Net amount, insurance premiums and other considerations	$ 230,354	$ 242,631	$ 251,227
Percent of amount assumed to net, insurance premiums and other considerations	0.00%	0.00%	0.00%
Traditional Life, Accident and Health Insurance, and Life Contingent Immediate Annuity Premiums
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross amount, insurance premiums and other considerations	$ 19,660	$ 58,150	$ 39,323
Ceded to other companies, insurance premiums and other considerations	91	117	139
Assumed from other companies, insurance premiums and other considerations	170	169	198
Net amount, insurance premiums and other considerations	$ 19,739	$ 58,202	$ 39,382
Percent of amount assumed to net, insurance premiums and other considerations	0.86%	0.29%	0.50%